Convertible Notes (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Convertible notes Net carrying value, Short-term	$ 6,643,463
Convertible Notes [Member]
Convertible notes Principal outstanding, Short-term	6,828,050
Convertible notes unamortized issuance cost, short-term	(184,587)
Convertible notes Net carrying value, Short-term	$ 6,643,463